NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (20,889)	$ (29,738)	$ (85,382)	$ (70,526)
Weighted average common shares outstanding	74,473,741	72,335,952	72,782,773	64,509,718
Loss per share - basic and diluted	$ (0.28)	$ (0.41)	$ (1.17)	$ (1.09)
Net loss	$ (20,889)	$ (29,738)